RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of related party transactions
Balances with related parties:

	Year ended
	December 31,
	2016	2015

Warrants to purchase Common stock (a)	$2,079	$1,696

Related parties' expenses:

	Year ended
	December 31,
	2016	2015

Financial expenses (a)	$383	$962

(a)
During February 2013 through December 2014, the Company issued to the holders of the Notes, who are related parties of the Company, warrants to purchase 563,910 shares of Common stock. The exercise price at which the warrants may be exercised is $  2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events including "down round" protection. The warrants expire on February 2018 through December 2019, based on the issuance date (see also Note 7b).